SUPPLEMENT TO THE
FIDELITY SMALL CAP
STOCK FUND, FIDELITY
MID-CAP STOCK FUND
AND FIDELITY LARGE CAP
STOCK FUND PROSPECTUS
DATED JUNE 22, 1995
The Board of Trustees of
Fidelity Small Cap Stock
Fund has authorized
adoption of a redemption fee
of 0.75% (payable to the
fund) on shares purchased
after December 4, 1995 and
held less than 90 days.
The following information
replaces corresponding
sections with respect to
Fidelity Small Cap Stock
Fund under the heading
"Expenses" on page 6.
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell or
hold shares of a fund. See
pages 24 and 31-37 for an
explanation of how and when
these charges apply. Lower
sales charges may be
available for accounts under
$250,000.
Maximum sales charge on
purchases
(as a % of offering price)
for Small Cap Stock 3.00%
for Mid-Cap Stock None
for Large Cap Stock None
Maximum sales charge on
reinvested
distributions  None
Deferred sales charge on
redemptions None
Exchange fee None
Redemption fee on shares held
less than
90 days for shares purchased
after
December 4, 1995
(Small Cap Stock only) 0.75%
Annual account maintenance fee
(for accounts under $2,500) $12.
00
The following information
supplements information in
the section entitled
"Transaction Details"
beginning on page 31.
The redemption fee for Small
Cap Stock, if applicable, will
be deducted from the amount
of your redemption. This fee
is paid to the fund rather than
FMR, and it does not apply to
shares that were acquired
through reinvestment of
distributions. If shares were
not all held for the same
length of time, those shares
you held longest will be
redeemed first for purposes
of determining whether the
fee applies.
   The following information
replaces the similar
information found in the
"Transaction Details" section
on page 34.
FDC collects the proceeds
from the fund's     3   % sales
charge and may pay a
portion of them to securities
dealers who have sold the
fund's shares, or to others,
including banks and other
financial institutions (qualified
recipients), under special
arrangements in connection
with FDC's sales activities.
The sales charge paid to
qualified recipients is 1.50%
of the fund's offering price.
The following information
replaces the similar
information found in the
"Waivers" section on page
36.
6. To shares purchased
through Portfolio Advisory
Services or Fidelity
Charitable Advisory Services.
SUPPLEMENT TO THE
FIDELITY SMALL CAP
STOCK FUND, FIDELITY
MID-CAP STOCK FUND
AND FIDELITY LARGE CAP
STOCK FUND PROSPECTUS
DATED JUNE 22, 1995
The Board of Trustees of
Fidelity Small Cap Stock
Fund has authorized
adoption of a redemption fee
of 0.75% (payable to the
fund) on shares purchased
after December 4, 1995 and
held less than 90 days.
The following information
replaces corresponding
sections with respect to
Fidelity Small Cap Stock
Fund under the heading
"Expenses" on page 6.
SHAREHOLDER TRANSACTION
EXPENSES are charges you
pay when you buy, sell or
hold shares of a fund. See
pages 24 and 31-37 for an
explanation of how and when
these charges apply. Lower
sales charges may be
available for accounts under
$250,000.
Maximum sales charge on
purchases
(as a % of offering price)
for Small Cap Stock 3.00%
for Mid-Cap Stock None
for Large Cap Stock None
Maximum sales charge on
reinvested
distributions  None
Deferred sales charge on
redemptions None
Exchange fee None
Redemption fee on shares held
less than
90 days for shares purchased
after
December 4, 1995
(Small Cap Stock only) 0.75%
Annual account maintenance fee
(for accounts under $2,500) $12.
00
The following information
supplements information in
the section entitled
"Transaction Details"
beginning on page 31.
The redemption fee for Small
Cap Stock, if applicable, will
be deducted from the amount
of your redemption. This fee
is paid to the fund rather than
FMR, and it does not apply to
shares that were acquired
through reinvestment of
distributions. If shares were
not all held for the same
length of time, those shares
you held longest will be
redeemed first for purposes
of determining whether the
fee applies.
   The following information
replaces the similar
information found in the
"Transaction Details" section
on page 34.
FDC collects the proceeds
from the fund's     3   % sales
charge and may pay a
portion of them to securities
dealers who have sold the
fund's shares, or to others,
including banks and other
financial institutions (qualified
recipients), under special
arrangements in connection
with FDC's sales activities.
The sales charge paid to
qualified recipients is 1.50%
of the fund's offering price.
The following information
replaces the similar
information found in the
"Waivers" section on page
36.
6. To shares purchased
through Portfolio Advisory
Services or Fidelity
Charitable Advisory Services.
SML-95-2      January 1, 1996
   SML-95-2      January 1, 1996